Income Tax - Additional Information (Details) € in Millions, $ in Millions	60 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
United Kingdom
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 28.9		$ 26.5
Spain
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	125.2	€ 110.3	134.8	€ 110.3
Disallowed costs carried forward	16.9	14.8	9.2	7.5
Luxembourg
Operating Loss Carryforwards [Line Items]
Taxation loss carryforwards	$ 224.9	€ 197.8	$ 150.5	€ 123.2
Carryforward limitation (in years)	17